THORNBURG INVESTMENT TRUST
SUPPLEMENT dated March 2, 2018,

to the

thornburg funds prospectus
dated February 1, 2018, as supplemented February 2, 2018

and the

THORNBURG INVESTMENT TRUST STATEMENT OF
ADDITIONAL INFORMATION dated February 1, 2018

THORNBURG FUNDS PROSPECTUS dated February 1, 2018, as supplemented February 2, 2018

The sub-caption “Portfolio Manager” appearing under the caption “Management” on page 109 of the Prospectus and the disclosure under that sub-caption are deleted and replaced with the following disclosure:

Portfolio Managers:

Jim Gassman, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2018.

Di Zhou, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2018.

The reference to Rolf Kelly in the table at the top of page 129 of the Prospectus under the caption “Portfolio Managers – Better World International Fund” is deleted, and replaced by references to Jim Gassman and Di Zhou.

The biographical information for Rolf Kelly at the bottom of page 129 of the Prospectus is deleted.

The following paragraph is inserted after the biographical information for Lon Erickson appearing on page 129 of the Prospectus:

Jim Gassman, a managing director of Thornburg, has been a portfolio manager of Better World International Fund since 2018. Mr. Gassman joined Thornburg Investment Management in 2011 as a senior equity research analyst, was promoted to associate portfolio manager in 2014, and was named a managing director in 2018. Mr. Gassman holds a BS in Business Administration from the University of the Pacific and an MBA from Tulane University. Prior to joining Thornburg, Mr. Gassman was employed at Baird Investment Management as a senior equity analyst and previous to that at AIM Investments as an analyst and portfolio manager.

The biographical information for Di Zhou appearing at the top of page 131 of the Prospectus is revised to read as follows:

Di Zhou, CFA, a managing director of Thornburg, has been a portfolio manager of International Value Fund since 2015 and a portfolio manager of Better World International Value Fund since 2018. Ms. Zhou joined Thornburg Investment Management in 2010 as an equity research analyst, was promoted to associate portfolio manager in 2014, and was named a managing director in 2015. Ms. Zhou holds a BA in Business Administration from the University of Southern California and an MBA from the University of Chicago’s Booth School of Business. Prior to graduate school, Ms. Zhou was employed at Wilshire Associates conducting securities research.

THORNBURG INVESTMENT TRUST STATEMENT OF ADDITIONAL INFORMATION dated February 1, 2018

The references to Rolf Kelly and the information related to Mr. Kelly are deleted from the Statement of Additional Information.

The following disclosure is inserted into page 84 of the Statement of Additional Information, immediately following the disclosure relating to Lon Erickson:

Jim Gassman (as of January 31, 2018)

Registered Investment Companies:	Accounts:	1	Assets: $	80,633,494
Other Pooled Investment Vehicles:	Accounts:	0	Assets: $	0
Other Accounts:	Accounts:	0	Assets: $	0

The following disclosure is inserted into page 85 of the Statement of Additional Information, in place of the disclosure which currently appears on that page for Di Zhou:

Di Zhou (as of January 31, 2018)

Registered Investment Companies:	Accounts:	2	Assets: $	6,040,302,674
Other Pooled Investment Vehicles:	Accounts:	4	Assets: $	334,477,916
Other Accounts:	Accounts:	871	Assets: $	638,460,078

The following disclosure is inserted into page 86 of the Statement of Additional Information, immediately following the disclosure relating to Lon Erickson:

Jim Gassman

Better World International Fund	$100,001	-	$500,000

(as of March 2, 2018)

The following disclosure is inserted into page 87 of the Statement of Additional Information, in place of the disclosure which currently appears on that page for Di Zhou:

Di Zhou

International Value Fund	$500,001	-	$1,000,000

(as of March 2, 2018)

Better World International Fund	$100,001	-	$500,000

(as of March 2, 2018)

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